Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Summary of Trade and Other Receivables

	March 31, 2022	March 31, 2021
Trade receivables	$6,987,865	$6,099,627
Sales taxes receivable	497,824	740,201
Accrued and other receivables	47,985	547,039
Tax credits receivable	14,487	—
Grants and subsidies receivables	51,423	1,280,342

	$7,599,584	$8,667,209

Summary of Aging of Trade Receivable Balances and Allowance for Doubtful Accounts
The aging of trade receivable balances and the allowance for doubtful accounts as at March 31, 2022 and 2021 were as follows:

	March 31, 2022	March 31, 2021
Current	$4,898,533	$2,372,855
Past due 0-30 days	909,643	1,002,752
Past due 31-120 days	423,836	1,001,901
Past due over 121 days	10,388,106	9,637,609

Trade receivables	16,620,118	14,015,117
Less expected credit loss	(9,632,253)	(7,915,490)

	$6,987,865	$6,099,627

Summary of Movement in Expected Credit Loss
The movement in expected credit loss in respect of trade receivables was as follows:

	March 31, 2022	March 31, 2021
Balance, beginning of year	$7,915,490	$514,595
Bad debt expenses	2,505,738	7,339,626
Foreign exchange loss	41,373	405,148
Recoveries collected	(830,348)	(343,879)

Balance, end of year	$9,632,253	$7,915,490